FRANKLIN GLOBAL EQUITY FUND

Schedule of investments (unaudited)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.5%
COMMUNICATION SERVICES - 6.6%
Diversified Telecommunication Services - 0.6%
AT&T Inc.	97,000	$1,408,440

Entertainment - 0.6%
Electronic Arts Inc.	10,400	1,418,040

Interactive Media & Services - 5.0%
Alphabet Inc., Class A Shares	29,640	3,933,821	*
Alphabet Inc., Class C Shares	30,000	3,993,300	*
Auto Trader Group PLC	216,600	1,796,389	(a)
Meta Platforms Inc., Class A Shares	5,125	1,632,825	*

Total Interactive Media & Services		11,356,335

Media - 0.4%
Comcast Corp., Class A Shares	18,500	837,310

TOTAL COMMUNICATION SERVICES		15,020,125

CONSUMER DISCRETIONARY - 11.0%
Automobiles - 2.1%
Mercedes-Benz Group AG	19,600	1,565,313	(a)
Subaru Corp.	85,000	1,611,055	(a)
Tesla Inc.	6,100	1,631,323	*

Total Automobiles		4,807,691

Broadline Retail - 1.5%
Amazon.com Inc.	20,100	2,686,968	*
eBay Inc.	16,500	734,415

Total Broadline Retail		3,421,383

Household Durables - 0.9%
PulteGroup Inc.	24,000	2,025,360

Specialty Retail - 4.3%
AutoZone Inc.	600	1,489,032	*
Home Depot Inc.	7,600	2,537,184
Lowe’s Cos. Inc.	11,600	2,717,532
O’Reilly Automotive Inc.	2,150	1,990,449	*
TJX Cos. Inc.	12,300	1,064,319

Total Specialty Retail		9,798,516

Textiles, Apparel & Luxury Goods - 2.2%
Deckers Outdoor Corp.	3,700	2,011,653	*
Hermes International	500	1,106,632	(a)
NIKE Inc., Class B Shares	7,700	850,003
Pandora A/S	12,200	1,220,390	(a)

Total Textiles, Apparel & Luxury Goods		5,188,678

TOTAL CONSUMER DISCRETIONARY		25,241,628

See Notes to Schedule of Investments.

Franklin Global Equity Fund 2023 Quarterly Report	1

FRANKLIN GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
CONSUMER STAPLES - 7.4%
Consumer Staples Distribution & Retail - 6.4%
BJ’s Wholesale Club Holdings Inc.	19,000	$1,259,890	*
Carrefour SA	88,000	1,759,220	(a)
Costco Wholesale Corp.	4,050	2,270,714
Koninklijke Ahold Delhaize NV	61,000	2,102,586	(a)
Kroger Co.	40,000	1,945,600
Loblaw Cos. Ltd.	18,000	1,597,088
Walgreens Boots Alliance Inc.	36,500	1,093,905
Walmart Inc.	16,200	2,589,732

Total Consumer Staples Distribution & Retail		14,618,735

Food Products - 0.7%
Hershey Co.	7,100	1,642,301

Household Products - 0.3%
Procter & Gamble Co.	4,400	687,720

TOTAL CONSUMER STAPLES		16,948,756

ENERGY - 5.7%
Oil, Gas & Consumable Fuels - 5.7%
BP PLC	324,000	2,010,243	(a)
Exxon Mobil Corp.	31,200	3,345,888
Imperial Oil Ltd.	34,500	1,858,628
Inpex Corp.	116,000	1,497,818	(a)
Marathon Petroleum Corp.	14,900	1,981,998
Repsol SA	95,000	1,450,405	(a)
Suncor Energy Inc.	27,000	844,818

TOTAL ENERGY		12,989,798

FINANCIALS - 14.1%
Banks - 6.5%
Bank of America Corp.	28,000	896,000
BOC Hong Kong Holdings Ltd.	310,000	946,134	(a)
Citigroup Inc.	38,800	1,849,208
HSBC Holdings PLC	210,000	1,744,348	(a)
JPMorgan Chase & Co.	16,900	2,669,524
NatWest Group PLC	443,000	1,390,596	(a)
Nordea Bank Abp	129,000	1,460,066	(a)
UniCredit SpA	67,000	1,696,457	(a)
Wells Fargo & Co.	46,500	2,146,440

Total Banks		14,798,773

Capital Markets - 1.6%
Bank of New York Mellon Corp.	30,500	1,383,480

See Notes to Schedule of Investments.

2	Franklin Global Equity Fund 2023 Quarterly Report

FRANKLIN GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Capital Markets - continued
Deutsche Bank AG, Registered Shares	122,200	$1,354,603	(a)
State Street Corp.	14,800	1,072,112

Total Capital Markets		3,810,195

Consumer Finance - 1.2%
Ally Financial Inc.	44,000	1,343,760
Synchrony Financial	40,500	1,398,870

Total Consumer Finance		2,742,630

Financial Services - 0.8%
Mastercard Inc., Class A Shares	4,700	1,853,116

Insurance - 4.0%
American International Group Inc.	27,000	1,627,560
Dai-ichi Life Holdings Inc.	60,000	1,225,904	(a)
Direct Line Insurance Group PLC	200,000	386,211	(a)
Fairfax Financial Holdings Ltd.	1,700	1,356,287
Hartford Financial Services Group Inc.	20,000	1,437,600
MetLife Inc.	27,500	1,731,675
MS&AD Insurance Group Holdings Inc.	35,500	1,320,363	(a)

Total Insurance		9,085,600

TOTAL FINANCIALS		32,290,314

HEALTH CARE - 13.0%
Biotechnology - 0.9%
Vertex Pharmaceuticals Inc.	5,750	2,025,955	*

Health Care Equipment & Supplies - 0.9%
IDEXX Laboratories Inc.	3,500	1,941,555	*

Health Care Providers & Services - 7.3%
Cardinal Health Inc.	17,000	1,554,990
Cigna Group	5,300	1,564,030
CVS Health Corp.	19,400	1,448,986
Elevance Health Inc.	3,500	1,650,705
HCA Healthcare Inc.	7,100	1,936,951
Humana Inc.	3,200	1,461,856
McKesson Corp.	5,400	2,172,960
Molina Healthcare Inc.	5,700	1,735,593	*
UnitedHealth Group Inc.	6,300	3,190,131

Total Health Care Providers & Services		16,716,202

Life Sciences Tools & Services - 0.6%
Mettler-Toledo International Inc.	1,100	1,383,217	*

Pharmaceuticals - 3.3%
Novo Nordisk A/S, Class B Shares	17,900	2,886,415	(a)
Ono Pharmaceutical Co. Ltd.	51,000	934,592	(a)

See Notes to Schedule of Investments.

Franklin Global Equity Fund 2023 Quarterly Report	3

FRANKLIN GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Pharmaceuticals - continued
Pfizer Inc.	53,000	$1,911,180
Roche Holding AG	6,100	1,891,314	(a)

Total Pharmaceuticals		7,623,501

TOTAL HEALTH CARE		29,690,430

INDUSTRIALS - 10.8%
Air Freight & Logistics - 0.8%
United Parcel Service Inc., Class B Shares	9,700	1,815,161

Building Products - 1.5%
Masco Corp.	21,600	1,310,688
Owens Corning	14,600	2,043,854

Total Building Products		3,354,542

Ground Transportation - 1.7%
CSX Corp.	52,000	1,732,640
Old Dominion Freight Line Inc.	5,300	2,223,297

Total Ground Transportation		3,955,937

Industrial Conglomerates - 0.3%
GS Holdings Corp.	19,000	561,439	(a)

Machinery - 2.0%
Caterpillar Inc.	7,600	2,015,292
CNH Industrial NV	84,500	1,220,431	(a)
Deere & Co.	3,350	1,439,160

Total Machinery		4,674,883

Marine Transportation - 1.1%
A.P. Moller - Maersk A/S, Class B Shares	470	965,477	(a)
Kuehne + Nagel International AG, Registered Shares	4,750	1,486,256	(a)

Total Marine Transportation		2,451,733

Passenger Airlines - 0.5%
Qantas Airways Ltd.	260,000	1,142,381	*(a)

Professional Services - 2.0%
Automatic Data Processing Inc.	6,400	1,582,464
Robert Half Inc.	16,500	1,223,475
Wolters Kluwer NV	13,900	1,745,508	(a)

Total Professional Services		4,551,447

Trading Companies & Distributors - 0.9%
W.W. Grainger Inc.	2,900	2,141,621

TOTAL INDUSTRIALS		24,649,144

INFORMATION TECHNOLOGY - 21.9%
Communications Equipment - 2.2%
Arista Networks Inc.	12,000	1,861,080	*

See Notes to Schedule of Investments.

4	Franklin Global Equity Fund 2023 Quarterly Report

FRANKLIN GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Communications Equipment - continued
Cisco Systems Inc.	43,300	$2,253,332
Nokia Oyj	253,300	995,707	(a)

Total Communications Equipment		5,110,119

IT Services - 0.7%
Gartner Inc.	4,200	1,485,078	*

Semiconductors & Semiconductor Equipment - 5.2%
Applied Materials Inc.	18,700	2,834,733
ASML Holding NV	4,000	2,865,075	(a)
KLA Corp.	3,900	2,004,405
Lam Research Corp.	3,200	2,299,168
QUALCOMM Inc.	14,300	1,890,031

Total Semiconductors & Semiconductor Equipment		11,893,412

Software - 6.0%
Adobe Inc.	4,200	2,293,914	*
Check Point Software Technologies Ltd.	12,100	1,599,741	*
Fortinet Inc.	27,200	2,113,984	*
Microsoft Corp.	22,800	7,658,976

Total Software		13,666,615

Technology Hardware, Storage & Peripherals - 7.8%
Apple Inc.	69,600	13,672,920
Logitech International SA, Registered Shares	17,000	1,201,882	(a)
NetApp Inc.	20,685	1,613,637
Samsung Electronics Co. Ltd.	24,679	1,351,241	(a)

Total Technology Hardware, Storage & Peripherals		17,839,680

TOTAL INFORMATION TECHNOLOGY		49,994,904

MATERIALS - 4.2%
Chemicals - 2.4%
CF Industries Holdings Inc.	13,600	1,116,288
Huntsman Corp.	37,500	1,116,375
LyondellBasell Industries NV, Class A Shares	15,000	1,482,900
Shin-Etsu Chemical Co. Ltd.	52,500	1,729,605	(a)

Total Chemicals		5,445,168

Metals & Mining - 1.8%
ArcelorMittal SA	45,000	1,301,480	(a)
Nippon Steel Corp.	74,200	1,695,943	(a)
South32 Ltd.	490,000	1,290,266	(a)

Total Metals & Mining		4,287,689

TOTAL MATERIALS		9,732,857

See Notes to Schedule of Investments.

Franklin Global Equity Fund 2023 Quarterly Report	5

FRANKLIN GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY		SHARES	Value
REAL ESTATE - 2.3%
Hotel & Resort REITs - 0.7%
Host Hotels & Resorts Inc.		81,800	$1,505,120

Office REITs - 0.4%
Dexus		184,700	1,022,276	(a)

Real Estate Management & Development - 1.2%
CK Asset Holdings Ltd.		225,500	1,305,887	(a)
Daito Trust Construction Co. Ltd.		13,500	1,452,175	(a)

Total Real Estate Management & Development			2,758,062

TOTAL REAL ESTATE			5,285,458

UTILITIES - 2.5%
Electric Utilities - 0.6%
Iberdrola SA		105,000	1,310,561	(a)

Gas Utilities - 0.7%
Tokyo Gas Co. Ltd.		69,000	1,564,649	(a)

Multi-Utilities - 1.2%
Atco Ltd., Class I Shares		41,500	1,184,591
Centrica PLC		900,000	1,594,938	(a)

Total Multi-Utilities			2,779,529

TOTAL UTILITIES			5,654,739

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $162,779,196)			227,498,153

	RATE
SHORT-TERM INVESTMENTS - 0.5%
Invesco Treasury Portfolio, Institutional Class (Cost - $1,015,293)	5.245%	1,015,293	1,015,293	(b)

TOTAL INVESTMENTS - 100.0% (Cost - $163,794,489)			228,513,446
Other Assets in Excess of Liabilities - 0.0%††			95,565

TOTAL NET ASSETS - 100.0%			$228,609,011

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Rate shown is one-day yield as of the end of the reporting period.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	Franklin Global Equity Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Franklin Global Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to

7

Notes to Schedule of Investments (unaudited) (continued)

the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

8

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$13,223,736	$1,796,389	—	$15,020,125
Consumer Discretionary	19,738,238	5,503,390	—	25,241,628
Consumer Staples	13,086,950	3,861,806	—	16,948,756
Energy	8,031,332	4,958,466	—	12,989,798
Financials	20,765,632	11,524,682	—	32,290,314
Health Care	23,978,109	5,712,321	—	29,690,430
Industrials	17,527,652	7,121,492	—	24,649,144
Information Technology	43,580,999	6,413,905	—	49,994,904
Materials	3,715,563	6,017,294	—	9,732,857
Real Estate	1,505,120	3,780,338	—	5,285,458
Utilities	1,184,591	4,470,148	—	5,654,739

Total Long-Term Investments	166,337,922	61,160,231	—	227,498,153

Short-Term Investments†	1,015,293	—	—	1,015,293

Total Investments	$167,353,215	$61,160,231	—	$228,513,446

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

9